FormulaFolios Hedged Growth ETF

FFHG

FormulaFolios Smart Growth ETF

FFSG

FormulaFolios Tactical Growth ETF

FFTG

FormulaFolios Tactical Income ETF

FFTI

Each a series of Northern Lights Fund Trust IV

(the “Funds”)

Supplement dated June 9, 2023

To the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) of the Funds dated September 28, 2022

______________________________________________________________________

Effective June 1, 2023, FormulaFolio Investments LLC, the Funds’ adviser, changed its name to “Brookstone Asset Management LLC.” All references to “FormulaFolio Investments LLC” in the Funds’ Prospectus, Summary Prospectuses and SAI are replaced accordingly.

______________________________________________________________________

You should read this Supplement in conjunction with the Funds’ Prospectus, Summary Prospectuses and SAI dated September 28, 2022 which provide information that you should know about the Funds before investing. The Funds’ Prospectus, Summary Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.formulafoliofunds.com or by calling 1-888-562-8880.